Borrowings (Textual) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 20,000,000
Description of variable rate basis	LIBOR
Notes payable	1,653,646,000		1,629,500,000
Effective Rate (percentage)	3.80%
Unsecured Debt	483,000,000		135,000,000
Weighted average interest rate (percent)	3.80%
FNMA [Member]
Debt Instrument [Line Items]
Credit facilities, outstanding amount	584,800,000
Variable interest rate (percent)	0.80%
Credit facilities, commitment fees	362,000
Interest rate description	The interest rate on the majority of the variable portion renews every 90 days and is based on the FNMA discount mortgage backed security rate on the date of renewal, which, for the Operating Partnership, has historically approximated three-month LIBOR less an average of 0.17% over the life of the FNMA Facilities, plus a fee of 0.49% to 0.67%.
Freddie Mac [Member]
Debt Instrument [Line Items]
Credit facilities, outstanding amount	198,200,000
Credit Facility, maximum borrowing capacity	200,000,000
Credit facilities, commitment fees	3,000
Credit facility interest rate (percent)	0.722%
Bank Borrowings [Member]
Debt Instrument [Line Items]
Credit Facility, maximum borrowing capacity	323,600,000
Debt instruments maturity date	2015-11
Interest rate terms	The Key Bank Credit Line bears an interest rate of LIBOR plus a spread of 1.05% to 1.85% based on a leveraged based pricing grid.
Fixed Rate Debt [Member]
Debt Instrument [Line Items]
Notes payable	1,291,400,000		1,107,800,000
Conventional Variable Rate Debt [Member]
Debt Instrument [Line Items]
Variable interest rate (percent)	0.70%
Long-term Debt	55,800,000
Floating Rate Debt [Member]
Debt Instrument [Line Items]
Notes payable	362,200,000		521,700,000
Variable interest rate (percent)	1.50%
Unsecured Debt	23,000,000
Capped Conventional Variable Rate Debt [Member]
Debt Instrument [Line Items]
Variable interest rate (percent)	1.00%
Long-term Debt	213,100,000
Capped Tax Free Variable Rate Debt [Member]
Debt Instrument [Line Items]
Variable interest rate (percent)	0.90%
Long-term Debt	70,300,000
Other Than Conventional Variable Rate Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	831,400,000
Average interest rates (percent)	5.00%
Fixed Rate Senior Notes [Member]
Debt Instrument [Line Items]
Unsecured Debt	460,000,000
Long-term debt fixed interest rate (percent)	3.80%
Minimum [Member] | FNMA [Member]
Debt Instrument [Line Items]
Secured credit facilities, commitment fee percentage (percent)	0.49%
Minimum [Member] | Bank Borrowings [Member]
Debt Instrument [Line Items]
Unsecured credit facilities with bank, interest rate above LIBOR (percent)	1.05%
Maximum [Member] | FNMA [Member]
Debt Instrument [Line Items]
Secured credit facilities, commitment fee percentage (percent)	0.67%
Maximum [Member] | Bank Borrowings [Member]
Debt Instrument [Line Items]
Unsecured credit facilities with bank, interest rate above LIBOR (percent)	1.85%
Scenario 1 [Member] | FNMA [Member]
Debt Instrument [Line Items]
Number of instruments held	10
Derivative cap interest rate (percent)	6.00%
Scenario 2 [Member] | FNMA [Member]
Debt Instrument [Line Items]
Number of instruments held	8
Derivative cap interest rate (percent)	4.50%
FNMA [Member] | FNMA [Member]
Debt Instrument [Line Items]
Secured credit facilities, interest rate below three-month LIBOR	0.17%
Floating Rate Debt [Member] | FNMA [Member]
Debt Instrument [Line Items]
Credit facilities, outstanding amount	534,800,000
Floating Rate Debt [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Maturity date	2015
Floating Rate Debt [Member] | Maximum [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Variable interest rate (percent)	7.00%
Unsecured Debt [Member]
Debt Instrument [Line Items]
Notes payable	483,000,000
Effective Rate (percentage)	3.70%
Unsecured Debt [Member] | Bank Borrowings [Member]
Debt Instrument [Line Items]
Credit facilities, outstanding amount	23,000,000
Credit Facility, maximum borrowing capacity	325,000,000
Credit facilities, commitment fees	739,000
Debt instrument potential term extension period (years)	1 year
Letters of credit outstanding amount	1,400,000
Unsecured Debt [Member] | Fixed Rate Debt [Member]
Debt Instrument [Line Items]
Notes payable	310,000,000		135,000,000
Effective Rate (percentage)	2.40%
Average interest rates (percent)	4.51%
Unsecured Debt [Member] | Floating Rate Debt [Member]
Debt Instrument [Line Items]
Notes payable	23,000,000	[1]
Effective Rate (percentage)	1.50%
Unsecured Debt [Member] | Minimum [Member] | Fixed Rate Debt [Member]
Debt Instrument [Line Items]
Maturity date	2017
Unsecured Debt [Member] | Maximum [Member] | Fixed Rate Debt [Member]
Debt Instrument [Line Items]
Maturity date	2024
Secured Debt [Member]
Debt Instrument [Line Items]
Notes payable	1,170,646,000
Effective Rate (percentage)	3.90%
Secured Debt [Member] | FNMA [Member]
Debt Instrument [Line Items]
Credit facilities, total amount	864,000,000
Debt renewal period (days)	90 days
Credit Facility, maximum borrowing capacity	584,800,000
Secured Debt [Member] | Fixed Rate Debt [Member]
Debt Instrument [Line Items]
Notes payable	831,382,000
Effective Rate (percentage)	5.00%
Secured Debt [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Average maturity year	2019
Secured Debt [Member] | Floating Rate Debt [Member]
Debt Instrument [Line Items]
Notes payable	339,264,000	[2]	0	[1]
Effective Rate (percentage)	0.90%	[2]
Maturity date	2015	[1]
Average interest rates (percent)	1.46%	[1]
Interest Rate Swap [Member] | FNMA [Member]
Debt Instrument [Line Items]
Number of Interest rate derivatives held (contracts)	9
Notional amounts of interest rate contracts	275,000,000
Variable rate borrowings after interest rate swaps (percent)	4.50%
Interest Rate Swap [Member] | Freddie Mac [Member]
Debt Instrument [Line Items]
Number of Interest rate derivatives held (contracts)	8
Notional amounts of interest rate contracts	134,000,000
Variable rate borrowings after interest rate swaps (percent)	4.40%
Interest Rate Swap [Member] | Minimum [Member] | FNMA [Member]
Debt Instrument [Line Items]
Maturity of derivative	2013
Interest Rate Swap [Member] | Minimum [Member] | Freddie Mac [Member]
Debt Instrument [Line Items]
Maturity of derivative	2013
Interest Rate Swap [Member] | Maximum [Member] | FNMA [Member]
Debt Instrument [Line Items]
Maturity of derivative	2015
Interest Rate Swap [Member] | Maximum [Member] | Freddie Mac [Member]
Debt Instrument [Line Items]
Maturity of derivative	2014
Interest Rate Cap [Member] | FNMA [Member]
Debt Instrument [Line Items]
Number of Interest rate derivatives held (contracts)	20
Notional amounts of interest rate contracts	253,000,000
Interest Rate Cap [Member] | Freddie Mac [Member]
Debt Instrument [Line Items]
Number of Interest rate derivatives held (contracts)	1
Notional amounts of interest rate contracts	$ 15,000,000
Maturity of derivative	2014
Derivative cap interest rate (percent)	5.00%
Interest Rate Cap [Member] | Minimum [Member] | FNMA [Member]
Debt Instrument [Line Items]
Maturity of derivative	2013
Interest Rate Cap [Member] | Maximum [Member] | FNMA [Member]
Debt Instrument [Line Items]
Maturity of derivative	2018
Two Interest Rate Caps [Member] | FNMA [Member]
Debt Instrument [Line Items]
Number of instruments held	2
Derivative cap interest rate (percent)	5.00%

[1]	Amounts are adjusted to reflect interest rate swap and cap agreements in effect at December 31, 2012, and 2011, respectively which results in MAALP paying fixed interest payments over the terms of the interest rate swaps and on changes in interest rates above the strike rate of the cap.
[2]	Includes capped balances